Income Taxes - Components of Changes in Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits - beginning balance	$ 1,101	$ 1,101	$ 1,101
Gross increases - tax positions in current period	0	0	0
Gross increases - tax positions in prior period	0	0	0
Gross decreases - tax positions in prior period	0	0	0
Unrecognized tax benefits - ending balance	1,101	1,101	1,101
Amount of unrecognized tax benefit that, if recognized would affect the Company's effective tax rate	$ 1,101	$ 1,101	$ 1,101